ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	December 31,
	2021	2022
	SGD’000	SGD’000
Accounts payable	1,916	1,781
Payroll payable	196	600
Payable to other services	146	228
Deposits	7	-
Others	25	55
Total	2,290	2,664